SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES VALUATION METHOD (Details)	Dec. 13, 2020	Jul. 22, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Risk-free interest rate	0.09%	0.08%	0.57%	0.72%
Expected volatility	35.74%	40.11%	69.62%	54.95%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	1 year 6 months 21 days	9 months 7 days	3 years	3 years